FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-03193
                                                     ---------

                         FRANKLIN TAX-EXEMPT MONEY FUND
                         ------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  04/30/10
                           ---------


Item 1. Schedule of Investments.



FRANKLIN TAX-EXEMPT MONEY FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED)

                                                                                                   PRINCIPAL
                                                                                                    AMOUNT          VALUE
                                                                                                 ------------   ---------------
    INVESTMENTS 100.4%
    MUNICIPAL BONDS 100.4%
    CALIFORNIA 15.7%
(a) California Educational Facilities Authority Revenue, Stanford University,
    Refunding, Series L, Weekly VRDN and Put, 0.22%, 10/01/22                                    $  5,000,000   $     5,000,000
(a) California Infrastructure and Economic Development Bank Revenue, J. Paul Getty
    Trust, Refunding, Series B, Daily VRDN and Put, 0.20%, 10/01/23                                 6,100,000         6,100,000
(a) California State Department of Water Resources Power Supply Revenue,
       Series B, Sub Series B-2, Daily VRDN and Put, 0.28%, 5/01/22                                   600,000           600,000
       Series C, Sub Series C-12, Weekly VRDN and Put, 0.32%, 5/01/22                               1,000,000         1,000,000
(a) California State Educational Facilities Authority Revenue, California Institute
    of Technology, Series B, Weekly VRDN and Put, 0.23%,10/01/36                                    6,000,000         6,000,000
(a) California State GO, Kindergarten, Series A3, Daily VRDN and Put, 0.28%, 5/01/34                6,100,000         6,100,000
(a) Irvine 1915 Act Special Assessment, Limited Obligation, AD No. 03-19, Series B,
    Daily VRDN and Put, 0.25%, 9/02/29                                                                653,000           653,000
                                                                                                                ---------------
                                                                                                                     25,453,000
                                                                                                                ---------------
    COLORADO 5.3%
(a) Colorado Educational and Cultural Facilities Authority Revenue, Clyfford Still
    Museum Project, Weekly VRDN and Put, 0.30%, 12/01/38                                            2,000,000         2,000,000
(a) Colorado Health Facilities Authority Revenue, Exempla Inc., Series B, Weekly
    VRDN and Put, 0.31%, 1/01/33                                                                    1,700,000         1,700,000
(a) Colorado HFAR, MF,
       Central Park, Refunding, FNMA Insured, Weekly VRDN and Put, 0.27%, 10/15/16                  1,900,000         1,900,000
       St. Moritz, Refunding, Series H, FNMA Insured, Weekly VRDN and Put, 0.27%, 10/15/16          2,900,000         2,900,000
                                                                                                                ---------------
                                                                                                                      8,500,000
                                                                                                                ---------------
    CONNECTICUT 3.9%
(a) Connecticut State Health and Educational Facilities Authority Revenue, Yale
    University,
       Series V-1, Daily VRDN and Put, 0.24%, 7/01/36                                               3,700,000         3,700,000
       Series V-2, Daily VRDN and Put, 0.21%, 7/01/36                                               1,000,000         1,000,000
       Series Y-3, Daily VRDN and Put, 0.24%, 7/01/35                                               1,625,000         1,625,000
                                                                                                                ---------------
                                                                                                                      6,325,000
                                                                                                                ---------------
    GEORGIA 3.1%
(a) Cobb County Housing Authority MFHR, Tamarron Apartments Project, Refunding,
    FHLMC Insured, Weekly VRDN and Put, 0.33%, 3/01/24                                              3,840,000         3,840,000
(a) Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA Insured,
    Weekly VRDN and Put, 0.31%, 6/15/25                                                             1,200,000         1,200,000
                                                                                                                ---------------
                                                                                                                      5,040,000
                                                                                                                ---------------
    IDAHO 3.1%
    Idaho State GO, TRAN, 2.50%, 6/30/10                                                            5,000,000         5,017,184
                                                                                                                ---------------
    ILLINOIS 4.1%
(a) illinois Health Facilities Authority Revenue, Revolving Fund Pooled Financing
    Program, Series C, Weekly VRDN and Put, 0.30%, 8/01/15                                          3,600,000         3,600,000
    Lake County Forest Preservation District GO, Land Acquisition and Development,
    Pre-Refunded, 5.00%, 12/15/20                                                                   3,000,000         3,087,840
                                                                                                                ---------------
                                                                                                                      6,687,840
                                                                                                                ---------------
    IOWA 4.1%
    Iowa Finance Authority Revenue,
(a) Mississippi Valley Regional Blood Center, Weekly VRDN and Put, 0.30%, 2/01/23                   1,665,000         1,665,000
    Senior RAN, Iowa School Cash Anticipation Program, Series A, 2.50%, 6/23/10                     5,000,000         5,014,075
                                                                                                                ---------------
                                                                                                                      6,679,075
                                                                                                                ---------------
    MASSACHUSETTS 7.6%
(a) Massachusetts State Health and Educational Facilities Authority Revenue,
       Harvard University, Refunding, Series R, Daily VRDN and Put, 0.21%, 11/01/49                 6,110,000         6,110,000
       Wellesley College, Refunding, Series I, Daily VRDN and Put, 0.21%, 7/01/39                   6,100,000         6,100,000
                                                                                                                ---------------
                                                                                                                     12,210,000
                                                                                                                ---------------

   Quarterly Statement of Investments    See Notes to Statements of Investments.

FRANKLIN TAX-EXEMPT MONEY FUND

    MICHIGAN 1.3%
(a) Michigan State University Revenues, General, Refunding, Series B, Weekly VRDN
    and Put, 0.28%, 2/15/26                                                                      $  2,100,000   $     2,100,000
                                                                                                                ---------------
    MINNESOTA 2.4%
(a) Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN and
    Put, 0.40%,9/01/24                                                                              1,955,000         1,955,000
(a) Mendota Heights Housing Mortgage Revenue, MF, Series A, Weekly VRDN and Put,
    0.40%, 11/01/31                                                                                 1,015,000         1,015,000
(a) Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put, 0.40%,
    11/01/31                                                                                          145,000           145,000
(a) Minneapolis Revenue, Guthrie Theater Project, Series A, Weekly VRDN and Put,
    0.30%, 10/01/23                                                                                   700,000           700,000
                                                                                                                ---------------
                                                                                                                      3,815,000
                                                                                                                ---------------
    MISSOURI 3.1%
(a) Missouri State Health and Educational Facilities Authority Health Facilities
    Revenue, Sisters of Mercy Health System, Series D, Weekly VRDN and Put, 0.27%, 6/01/39          5,000,000         5,000,000
                                                                                                                ---------------
    New JERSEY 1.2%
(a) New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health,
    Series D, Weekly VRDN and Put, 0.25%, 7/01/43                                                   2,000,000         2,000,000
                                                                                                                ---------------
    NEW YORK 26.0%
(a) MTA Revenue, Transportation, Refunding, Series G-1, Weekly VRDN and Put, 0.27%,
    11/01/26                                                                                        4,500,000         4,500,000
(a) New York City GO, Series A,
       Sub Series A-3, Weekly VRDN and Put, 0.25%, 8/01/31                                          1,400,000         1,400,000
       Sub Series A-6, Weekly VRDN and Put, 0.28%, 8/01/19                                          3,300,000         3,300,000
(a) New York City HOC,
       MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA
       Insured, Weekly VRDN and Put, 0.30%, 11/15/28                                                1,000,000         1,000,000
       MFMR, 245 East 124th Street, FHLMC Insured, Weekly VRDN and Put, 0.27%, 11/01/46             2,500,000         2,500,000
(a) New York City Trust for Cultural Resources Revenue, Lincoln Center for the
    Performing Arts Inc., Series B-1, Weekly VRDN and Put, 0.24%, 11/01/38                          3,000,000         3,000,000
    New York Liberty Development Corp. Revenue,
(a)    377 Greenwich LLC, Weekly VRDN and Put, 0.28%, 12/01/39                                      2,000,000         2,000,000
       World Trade Center Project, Mandatory Put 1/18/11, Series A, 0.50%, 12/01/49                 4,000,000         4,000,000
(a) New York State Dormitory Authority Revenues,
       Non-State Supported Debt, Columbia University, Series A, Weekly VRDN and Put,
       0.23%, 9/01/39                                                                               6,100,000         6,100,000
       State Supported Debt, City University of New York, Consolidated 5th, Refunding,
       Series D, Weekly VRDN and Put, 0.26%, 7/01/31                                                2,000,000         2,000,000
       State Supported Debt, New York Library, Series A, Weekly VRDN and Put, 0.26%,
       7/01/28                                                                                      2,800,000         2,800,000
(a) New York State Energy Research and Development Authority PCR, New York State
    Electric and Gas Corp. Project, Refunding, Series D-2, Weekly VRDN and Put, 0.30%, 10/01/29     3,000,000         3,000,000
(a) New York State HFAR, Housing, College Arms Apartments, Series A, Weekly VRDN
    and Put, 0.30%, 5/01/48                                                                         3,795,000         3,795,000
(a) New York State Local Government Assistance Corp. Revenue, Series G, Weekly VRDN
    and Put, 0.26%, 4/01/25                                                                         2,600,000         2,600,000
                                                                                                                ---------------
                                                                                                                     41,995,000
                                                                                                                ---------------
    NORTH CAROLINA 3.1%
(a) North Carolina State GO, Public Improvement,
       Series D, Weekly VRDN and Put, 0.31%, 5/01/21                                                4,135,000         4,135,000
       Series G, Weekly VRDN and Put, 0.25%, 5/01/21                                                  900,000           900,000
                                                                                                                ---------------
                                                                                                                      5,035,000
                                                                                                                ---------------
    OHIO 2.5%
(a) Cleveland-Cuyahoga County Port Authority Revenue, Carnegie/89th Garage and
    Service Center LLC Project, Refunding, Weekly VRDN and Put, 0.27%, 1/01/37                      4,000,000         4,000,000
    PENNSYLVANIA 3.1%
(a) Bucks County IDA Hospital Revenue, Grand View Hospital, Series A, Weekly VRDN
    and Put, 0.26%, 7/01/34                                                                         2,000,000         2,000,000
(a) Emmaus General Authority Revenue, Local Government, Series B-29, Weekly VRDN
    and Put, 0.28%, 3/01/24                                                                         1,000,000         1,000,000
(a) pennsylvania State Higher Educational Facilities Authority Revenue, Holy Family
    University Project, Weekly VRDN and Put, 0.30%, 8/01/38                                         2,000,000         2,000,000
                                                                                                                ---------------
                                                                                                                      5,000,000
                                                                                                                ---------------

FRANKLIN TAX-EXEMPT MONEY FUND

    TEXAS 7.7%
(a) Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured,
    Weekly VRDN and Put, 0.31%,  9/15/26                                                         $ 5,300,000    $     5,300,000
(a) Board of Regents of The University of Texas System Permanent University Fund
    Revenue, Series A, Weekly VRDN and Put, 0.26%, 7/01/38                                          4,000,000         4,000,000
(a) Metropolitan Higher Education Authority Inc. Higher Education Revenue,
    University of Dallas Project, Weekly VRDN and Put, 0.31%, 8/01/38                               3,000,000         3,000,000
(a) Texas Water Development Board Revenue, State Revolver, sub. lien, Refunding,
    Series A, Daily VRDN and Put, 0.24%, 7/15/19                                                      100,000           100,000
                                                                                                                ---------------
                                                                                                                     12,400,000
                                                                                                                ---------------
    VIRGINIA 0.6%
(a) Hanover County EDA Revenue, Bon Secours Health, Refunding, Series D-2, Weekly
    VRDN and Put, 0.28%, 11/01/25                                                                   1,055,000         1,055,000
                                                                                                                ---------------
    WASHINGTON 2.5%
(a) Vancouver Housing Authority Revenue, Pooled Housing, Refunding, FHLMC Insured,
    Weekly VRDN and Put, 0.30%, 12/01/38                                                            2,800,000         2,800,000
(a) Washington State Housing Finance Commission Nonprofit Revenue, Sl. Vincent de
    Paul Project, Series A, Weekly VRDN and Put, 0.29%, 2/01/31                                     1,200,000         1,200,000
                                                                                                                ---------------
                                                                                                                      4,000,000
                                                                                                                ---------------
    TOTAL INVESTMENTS (COST $162,312,099) 100.4%                                                                    162,312,099
    OTHER ASSETS, LESS LIABILITIES (0.4)%                                                                              (667,255)
                                                                                                                ---------------
    NET ASSETS 100.0%                                                                                           $   161,644,844
                                                                                                                ===============

ABBREVIATIONS
SELECTED PORTFOLIO

1915 Act Improvement Bond Act of 1915
AD       Assessment District
EDA      Economic Development Authority
FHLMC    Federal Home Loan Mortgage Corp.
FNMA     Federal National Mortgage Association
GO       General Obligation
HOC      Housing Development Corp.
HFA      Housing Finance Authority/Agency
HFAR     Housing Finance Authority Revenue
IDA      Industrial Development Authority/Agency
MF       Multi-Family
MFHR     Multi-Family Housing Revenue
MFMR     Multi-Family Mortgage Revenue
MFR      Multi-Family Revenue
MTA      Metropolitan Transit Authority
PCR      Pollution Control Revenue
RAN      Revenue Anticipation Note
TRAN     Tax and Revenue Anticipation Note

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

FRANKLIN TAX-EXEMPT MONEY FUND
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Exempt Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued daily at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

3. INCOME TAXES

At April 30, 2010, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At April 30, 2010, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund believes the adoption of this Accounting Standards Update will not have a material impact on its financial statements.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of
1940 of Laura F. Fergerson,  Chief   Executive Officer  - Finance  and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /s/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2010


By /s/Gaston Gardey
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  June 25, 2010